Stock Option Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Summary of Stock Options
Stock option activity for employees and
non-employees
under the Equity Compensation Plans for the six months ended June 30, 2022 was as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding options, December 31, 2021	5,107,672	$2.44	5.78	$28,948,535
Granted	528,711	$2.84
Forfeited	(256,475)	$4.81
Exercised	(90,264)	$0.85

Outstanding options, June 30, 2022	5,289,644	$2.64	4.88	$2,146,863

Options vested and exercisable, June 30, 2022	3,950,063	$1.34	3.69	$2,146,863

Stock option activity for employees and
non-employees
under the Equity Compensation Plans for the years ended December 31, 2021 and 2020 was as follows:

	Options	Weighted Average Fair Value	Weighted Average Exercise Price
Balance, December 31, 2019	3,139,855	$0.82	$0.88
Granted	962,088	$3.44	$2.69

Balance, December 31, 2020	4,101,943	$1.43	$1.30
Granted	1,346,947	$5.36	$5.81
Forfeited	328,718	$2.17	$2.06
Exercised	12,500	$0.39	$0.54

Balance, December 31, 2021	5,107,672	$2.30	$2.44

Unvested at December 31, 2021	1,382,715	$5.41	$5.92
Vested and exercisable at December 31, 2021	3,724,957	$1.14	$1.16

Schedule of Stock-based Compensation Expense	Stock-based compensation expense for the three and six months ended June 30, 2022 and 2021 was as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Research and development	$149,814	$303,461	$518,039	$514,404
General and administrative	420,047	129,970	949,422	268,142

Total	$569,861	$433,431	$1,467,461	$782,546

Stock-based compensation expense for the years ended December 31, 2021 and 2020 was as follows:

	2021	2020
Research and development	$964,926	$635,824
General and administrative	1,349,756	659,599

Total	$2,314,682	$1,295,423

Summary of Assumptions Used to Calculate Estimated Fair Value of Stock Options
The estimated fair value of stock options granted to employees and consultants during the three and six months ended June 30, 2022 and 2021, were calculated using the Black-Scholes option-pricing model using the following assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Expected volatility	85.4%	75.9 - 104.3%	78.0 - 85.4%	75.9 - 104.3%
Weighted-average volatility	85.4%	96.7%	79.0%	98.1%
Expected dividends	—%	—%	—%	—%
Expected term (in years)	5.89	6.25	5.50 - 6.08	6.25
Risk-free rate	3.03%	0.14 - 0.59%	1.38 - 3.03%	0.14 - 0.59%

Summary of Restricted Stock
Stock award activity for employees and
non-employees
under the Equity Compensation Plans for the six months ended June 30, 2022 was as follows:

	Number of shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2021	—	$—
Granted	300,000	$1.89
Vested	—	$—
Forfeited	—	$—
Unvested as of June 30, 2022	300,000	$1.89